Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41231
Entity Registrant Name	TC BIOPHARM (HOLDINGS) PLC
Entity Central Index Key	0001872812
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Maxim 1, 2 Parklands Way
Entity Address, Address Line Two	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
Entity Address, Postal Zip Code	ML1 4WR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,991,478,441
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum LLP
Auditor Location	New York, USA
Auditor Firm ID	688
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of TC BioPharm (Holdings) plc (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations, stockholders’ equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Maxim 1, 2 Parklands Way
Entity Address, Address Line Two	Holytown
Entity Address, City or Town	Motherwell
Entity Address, Country	GB
Entity Address, Postal Zip Code	ML1 4WR
City Area Code	+44 (0)
Local Phone Number	141 433 7557
Contact Personnel Name	Bryan Kobel
Contact Personnel Email Address	b.kobel@tcbiopharm.com